Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
5.
CASH AND CASH EQUIVALENTS

A summary of the Group’s cash and cash equivalents as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Cash at bank and in hand	$2,467,824	$1,481,370
Credit card receivables	21,848	32,343
Total	$2,489,672	$1,513,713

As of December 31, 2024 and 2023, cash at bank and in hand included $147.3 million and $148.2 million, respectively, subject to restrictions on use arising from contracts with third parties.